JPMorgan Institutional Tax Free Money Market Fund Average Annual Total Returns - Institutional Shares [Member] - Institutional		12 Months Ended	60 Months Ended	82 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		3.17%	1.54%	1.47%
Performance Inception Date	Mar. 01, 2018